Equity Capital and Earnings Per Share	12 Months Ended
Dec. 31, 2025
Equity Capital and Earnings Per Share [Abstract]
Equity Capital and Earnings Per Share	Equity Capital and Earnings Per Share
The authorized capital of MFC consists of:
•an unlimited number of common shares without nominal or par value; and
•an unlimited number of Class A, Class B and Class 1 preferred shares without nominal or par value, issuable in series.
Preferred Shares and Other Equity Instruments
The following table presents information about the outstanding preferred shares and other equity instruments as at December
31, 2025 and December 31, 2024.

		Annual dividend / distribution rate(1)	Earliest redemption date(2),(3)	Number of shares (in millions)	Face amount	Net amount(4) as at December 31,
	Issue date					2025	2024
Preferred shares
Class A preferred shares
Series 2	February 18, 2005	4.650%	n/a	14	$350	$344	$344
Series 3	January 3, 2006	4.500%	n/a	12	300	294	294
Class 1 preferred shares
Series 3(5),(6)	March 11, 2011	2.348%	June 19, 2026	7	163	160	160
Series 4(7)	June 20, 2016	floating	June 19, 2026	1	37	36	36
Series 9(5),(6)	May 24, 2012	5.978%	September 19, 2027	10	250	244	244
Series 11(5),(6)	December 4, 2012	6.159%	March 19, 2028	8	200	196	196
Series 13(5),(6)	June 21, 2013	6.350%	September 19, 2028	8	200	196	196
Series 15(5),(6)	February 25, 2014	5.775%	June 19, 2029	8	200	195	195
Series 17(5),(6)	August 15, 2014	5.542%	December 19, 2029	14	350	343	343
Series 19(5),(6),(8)	December 3, 2014	5.169%	March 19, 2030	10	250	246	246
Series 25(5),(6)	February 20, 2018	5.942%	June 19, 2028	10	250	245	245
Other equity instruments
Limited recourse capital notes (LRCN)(9)
Series 1(10)	February 19, 2021	3.375%	May 19, 2026	n/a	2,000	1,982	1,982
Series 2(10)	November 12, 2021	4.100%	February 19, 2027	n/a	1,200	1,189	1,189
Series 3(10)	June 16, 2022	7.117%	June 19, 2027	n/a	1,000	990	990
Total					$6,750	$6,660	$6,660
(1)Holders of Class A and Class 1 preferred shares are entitled to receive non-cumulative preferential cash dividends on a quarterly basis, as and when declared by the Board of Directors. Non-deferrable distributions are payable to all LRCN holders semi-annually at the Company’s discretion.
(2)Redemption of all preferred shares is subject to regulatory approval. MFC may redeem each series, in whole or in part, at par, on the earliest redemption dates or every five years thereafter, except for Class A Series 2, Class A Series 3 and Class 1 Series 4 preferred shares. Class A Series 2 and Series 3 preferred shares are past their respective earliest redemption date and MFC may redeem these preferred shares, in whole or in part, at par at any time, subject to regulatory approval. MFC may redeem the Class 1 Series 4 preferred shares, in whole or in part, at any time, at $25.00 per share if redeemed on June 19, 2026 (the earliest redemption date) and on June 19 every five years thereafter, or at $25.50 per share if redeemed on any other date after June 19, 2021, subject to regulatory approval.
(3)Redemption of all LRCN series is subject to regulatory approval. MFC may at its option redeem each series in whole or in part, at a redemption price equal to par, together with accrued and unpaid interest. The redemption period for Series 1 is every five years during the period from May 19 to and including June 19, commencing in 2026. The redemption period for Series 2 is every five years during the period from February 19 to and including March 19, commencing in 2027.
After the first redemption date, the redemption period for Series 3 is every five years during the period from May 19 to and including June 19, commencing in
2032.
(4)Net of after-tax issuance costs.
(5)On the earliest redemption date and every five years thereafter, the annual dividend rate will be reset to the five-year Government of Canada bond yield plus a yield specified for each series. The specified yield for Class 1 preferred shares is: Series 3 – 1.41%, Series 9 – 2.86%, Series 11 – 2.61%, Series 13 – 2.22%,
Series 15 – 2.16%, Series 17 – 2.36%, Series 19 – 2.30%, and Series 25 – 2.55%.
(6)On the earliest redemption date and every five years thereafter, Class 1 preferred shares are convertible at the option of the holder into a new series that is one number higher than their existing series, and the holders are entitled to non-cumulative preferential cash dividends, payable quarterly if and when declared by the
Board of Directors, at a rate equal to the three-month Government of Canada Treasury bill yield plus the rate specified in footnote 5 above.
(7)The floating dividend rate for the Class 1 Series 4 shares equals the three-month Government of Canada Treasury bill yield plus 1.41%.
(8)MFC did not exercise its right to redeem the outstanding Class 1 Shares Series 19 on March 19, 2025, which was the earliest redemption date. The dividend rate was reset as specified in footnote 5 above to an annual fixed rate of 5.169%, for a 5-year period commencing on March 20, 2025.
(9)Non-payment of distributions or principal on any LRCN series when due will result in a recourse event. The recourse of each noteholder will be limited to their proportionate amount of the Limited Recourse Trust’s assets which comprise of Class 1 Series 27 preferred shares for LRCN Series 1, Class 1 Series 28 preferred shares for LRCN Series 2, and Class 1 Series 29 preferred shares for LRCN Series 3. All claims of the holders of LRCN series against MFC will be extinguished upon receipt of the corresponding trust assets. The Class 1 Series 27, Class 1 Series 28 and Class 1 Series 29 preferred shares are eliminated on consolidation while being held in the Limited Recourse Trust.
(10)The LRCN Series 1 pay a distribution at a fixed rate of 3.375% payable semi-annually, until June 18, 2026; on June 19, 2026 and every five years thereafter until
June 19, 2076, the rate will be reset at a rate equal to the five-year Government of Canada yield as defined in the prospectus, plus 2.839%. The LRCN Series 2 pay a distribution at a fixed rate of 4.10% payable semi-annually, until March 18, 2027; on March 19, 2027 and every five years thereafter until March 19, 2077, the rate will be reset at a rate equal to the five-year Government of Canada yield as defined in the prospectus, plus 2.704%. The LRCN Series 3 pay a distribution at a fixed rate of 7.117% payable semi-annually, until June 18, 2027; on June 19, 2027 and every five years thereafter until June 19, 2077, the rate will be reset at a rate equal to the five-year Government of Canada yield as defined in the prospectus, plus 3.95%.
Common Shares
As at December 31, 2025, there were 9 million outstanding stock options and deferred share units that entitle the holders to receive common shares or payment in cash or common shares, at the option of the holders (2024 – 12 million).
The following table presents changes in common shares issued and outstanding.

For the years ended December 31,	2025		2024
	Number of shares (in millions)	Amount	Number of shares (in millions)	Amount
Balance, beginning of year	1,729	$20,681	1,806	$21,527
Repurchased for cancellation	(54)	(651)	(83)	(990)
Issued on exercise of stock options and deferred share units	2	73	6	144
Balance, end of year	1,677	$20,103	1,729	$20,681
Normal course issuer bid
On February 19, 2025, the Company received approval from the Toronto Stock Exchange (“TSX”) to launch a normal course issuer bid (the “2025 NCIB”), permitting the purchase for cancellation of up to 51.5 million of its common shares, representing approximately 3.0% of its common shares outstanding as at February 12, 2025. Purchases under the 2025 NCIB commenced on
February 24, 2025, and may continue until February 23, 2026, when the 2025 NCIB expires, or such earlier date as the
Company completes its purchases.
The Company’s 2024 NCIB was announced on February 20, 2024 and subsequently amended on May 7, 2024. The Company received approval from the TSX to purchase for cancellation up to 90 million of its common shares, representing approximately
5% of its common shares outstanding as at February 12, 2024. The 2024 NCIB expired on February 22, 2025.
During the year ended December 31, 2025, the Company purchased for cancellation 54.4 million common shares (2024 –
82.8 million common shares) for a total cost of $2,386 pre-tax (2024 – $3,212 pre-tax), including 48.7 million common shares for
$2,138 pre-tax under the 2025 NCIB, and 5.7 million common shares for $248 pre-tax under the 2024 NCIB, and incurred $45
(2024 – $60) tax on net repurchases of equity. Of this, $651 was recorded in common shares and $1,780 was recorded in retained earnings in the Consolidated Statements of Changes in Equity (2024 – $990 and $2,282, respectively).
On February 11, 2026, the Company announced that it is launching a normal course issuer bid (the “2026 NCIB”) permitting the purchase for cancellation of up to 42 million common shares, representing approximately 2.5% of its common shares outstanding as at January 31, 2026. The Company has received approval from OSFI for the 2026 NCIB on January 19, 2026. Purchases under the 2026 NCIB are expected to commence in late February, subject to approval from the TSX.
Earnings Per Share
The following table presents basic and diluted earnings per common share of the Company.

For the years ended December 31,	2025	2024
Basic earnings per common share	$3.08	$2.85
Diluted earnings per common share	3.07	2.84
The following is a reconciliation of the denominator (number of shares) in the calculation of basic and diluted earnings per common share.

For the years ended December 31,	2025	2024
Weighted average number of common shares (in millions)	1,703	1,779
Dilutive stock-based awards(1) (in millions)	5	6
Weighted average number of diluted common shares (in millions)	1,708	1,785
(1)The dilutive effect of stock-based awards was calculated using the treasury stock method. This method calculates the number of incremental shares by assuming the outstanding stock-based awards are (i) exercised and (ii) then reduced by the number of shares assumed to be repurchased from the issuance proceeds, using the average market price of MFC common shares for the year. Excluded from the calculation was a weighted average of nil (2024 – nil) anti-dilutive stock-
based awards.
Quarterly Dividend Declaration Subsequent to Year End
On February 11, 2026, the Company’s Board of Directors approved a quarterly dividend of $0.485 per share on the common shares of MFC, payable on or after March 19, 2026 to shareholders of record at the close of business on February 25, 2026.
The Board also declared dividends on the following non-cumulative preferred shares, payable on or after March 19, 2026 to shareholders of record at the close of business on February 25, 2026.

Class A Shares Series 2 – $0.290630 per share	Class 1 Shares Series 13 – $0.396875 per share
Class A Shares Series 3 – $0.281250 per share	Class 1 Shares Series 15 – $0.360938 per share
Class 1 Shares Series 3 – $0.146750 per share	Class 1 Shares Series 17 – $0.346375 per share
Class 1 Shares Series 4 – $0.223645 per share	Class 1 Shares Series 19 – $0.323063 per share
Class 1 Shares Series 9 – $0.373625 per share	Class 1 Shares Series 25 – $0.371375 per share
Class 1 Shares Series 11 – $0.384938 per share